Net Income (Loss) per Common Share (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		9 Months Ended	12 Months Ended
	Dec. 18, 2014	Mar. 21, 2014	May. 22, 2013	Sep. 30, 2015	Dec. 31, 2014	Sep. 29, 2015	Nov. 10, 2014	Feb. 14, 2014	Dec. 31, 2013	May. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.33		$ 0.60	$ 0.30	$ 0.45	$ 0.60
Proceeds from Issuance of Warrants	$ 3,000	$ 2,100	$ 3,000	$ 13,900	$ 15
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common Stock, Voting Rights				50%
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 0.15
Minimum [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.40
Maximum [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.85